Operating Profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Audit	£ 26.2	£ 27.7	£ 26.6
Taxation compliance	0.1	0.2	0.2
Taxation advice	0.0	0.1	1.8
Other assurance services	3.0	1.0	0.3
All other services	0.5	0.2	0.8
Auditors remuneration	29.8	29.2	29.7
Pension schemes [member]
Auditor's remuneration [abstract]
Audit	0.3	0.3	0.4
All other services	0.0	0.1
GLAXOSMITHKLINE PLC [member]
Auditor's remuneration [abstract]
Audit	6.7	7.0	5.8
Subsidiaries [member]
Auditor's remuneration [abstract]
Audit	12.9	16.2	16.4
Attestation under s.404 of Sarbanes-Oxley Act 2002 [member]
Auditor's remuneration [abstract]
Audit	£ 6.6	£ 4.5	£ 4.4